Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of principal subsidiaries and vies
Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services

Major VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows and group-purchase facilitation
Best Cars Limited (“Best Cars”)	British Virgin Islands, 2018	100	Holding of ordinary shares for restricted share awards

Major subsidiaries of VIEs	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Beijing Zhongrui Guochuang Automobile Sales & Service Co., Ltd. (“Zhongrui Guochuang”) *	Beijing, PRC 2016	100	Auto shows and group-purchase facilitation
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Vehicle sales facilitation
Beijing GuoHeng Chuangxin Automobile Sales & Service Co., Ltd. (“GuoHeng Chuangxin”)	Beijing, PRC 2016	100	Vehicle sales facilitation
Tengzhou GuoChuang Automobile Sales & Service Co., Ltd. (“GuoChuang Automobile”)	Shandong, PRC 2016	100	Vehicle sales facilitation
Tianjin Hengyuan Chuangxin Automobile Sales & Service Co., Ltd. (“Tianjin Hengyuan”)	Tianjin, PRC 2016	100	Vehicle sales facilitation

* On June 22, 2018, Zhongrui Guochuang was restructured from being a VIE of TuanYuan to a subsidiary of TuanChe Internet.

Schedule of consolidated financial statements
	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	32,210	25,166
Accounts receivable, net	8,467	27,160
Prepayments and other current assets	14,458	16,692
Receivables due from related parties	2,260	-
Amount due from the subsidiaries of the Group	1,923	4,973
Held-for-sale assets	837	-
Short-term investments	4,000	-
Total current assets	64,155	73,991
Non-current assets:
Property, equipment and software, net	938	522
Long-term investments	1,000	4,390
Total non-current assets	1,938	4,912
TOTAL ASSETS	66,093	78,903
Current liabilities:
Accounts payable	3,340	1,871
Advance from customers	9,751	13,922
Short-term borrowings	24,971	-
Salary and welfare benefits payable	40,803	30,535
Other taxes payable	21,476	12,651
Other current liabilities	26,422	5,306
Amount due to the subsidiaries of the Group	182,033	233,295
Total current liabilities	308,796	297,580
Non-current liabilities:
Long-term borrowings	2,932	-
Total non-current liabilities	2,932	-
TOTAL LIABILITIES	311,728	297,580

	For the year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	117,211	280,081	329,788
Net loss from continuing operations	(69,138)	(66,300)	(34,674)
Net loss from discontinued operations	(5,060)	(14,977)	(3,612)
Net loss	(74,198)	(81,277)	(38,286)

	For the year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	12,930	(10,540)	24,144
Net cash generated from/(used in) investing activities	14,965	-	(50)
Net cash (used in)/ generated from financing activities	(12,283)	18,148	(31,138)
Net increase/(decrease) in cash and cash equivalent	15,612	7,608	(7,044)